Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Line Items]
Expire grant year	10 years
Share based compensation total expenses	$ 2,065	$ 1,951	$ 2,712
Weighted-average fair values at grant date of options granted (in Dollars per share)	$ 5.88	$ 7.35	$ 7.14
Total intrinsic value of options exercised	$ 0
Stock Option Plan [Member]
Share-Based Compensation [Line Items]
Share based compensation total expenses	$ 564
Weighted-average fair values at grant date of options granted (in Dollars per share)	$ 2.27	3.53	5.49
Unrecognized estimated compensation cost	$ 636
Weighted average period	1 year 5 months 26 days
Restricted Stock Units [Member]
Share-Based Compensation [Line Items]
Weighted-average fair values at grant date of options granted (in Dollars per share)	$ 4.06	$ 10.05	$ 9.91
Weighted average period	2 years
Share-based compensation expense	$ 658	$ 481	$ 744
Share-based compensation expense not yet recognized	$ 1,300
Common Stock [Member]
Share-Based Compensation [Line Items]
Ordinary shares authorized (in Shares)	6,900,704
Shares available for future grant (in Shares)	2,121,494